UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Edgewood Management LLC

Address:  350 Park Avenue
          New York, New York 10022

13F File Number: 028-02602

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Fausto Rotundo
Title:    Chief Compliance Officer
Phone:    (212) 652-9100

Signature, Place and Date of Signing:


/s/ Fausto Rotundo             New York, New York            November 12, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  116

Form 13F Information Table Value Total:  $6,221,138
                                         (thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                            COLUMN  2     COLUMN 3   COLUMN 4       COLUMN 5       COL 6   COL 7       COLUMN 8

                                                              VALUE    SHRS OR    SH/ PUT/ INVSMT  OTHER  VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS    CUSIP      (x1000)  PRN AMT    PRN CALL DSCRTN  MNGRS SOLE       SHRD NONE
--------------                   --------------    -----      -------  -------    --- ---- ------  ----- ----       ---- ----
3M CO                            COM              88579Y101  100,714    1,364,693 SH       SOLE    NONE     938,310 0    426,383
AT&T INC                         COM              00206R102      457       16,906 SH       SOLE    NONE      11,340 0      5,566
ABBOTT LABS                      COM              002824100   12,880      260,361 SH       SOLE    NONE     258,661 0      1,700
AFLAC INC                        COM              001055102      241        5,632 SH       SOLE    NONE       5,632 0          0
ALCON INC                        COM SHS          H01301102      272        1,960 SH       SOLE    NONE       1,960 0          0
ALLERGAN INC                     COM              018490102  308,381    5,433,073 SH       SOLE    NONE   5,148,895 0    284,178
ALNYLAM PHARMACEUTICALS INC      COM              02043Q107      454       20,000 SH       SOLE    NONE      20,000 0          0
ALTRIA GROUP INC                 COM              02209S103      450       25,286 SH       SOLE    NONE      10,936 0     14,350
AMERICAN TOWER CORP              CL A             029912201  339,088    9,315,614 SH       SOLE    NONE   8,829,635 0    485,979
AMPHENOL CORP NEW                CL A             032095101   13,840      367,314 SH       SOLE    NONE     305,411 0     61,903
ANADARKO PETE CORP               COM              032511107      431        6,871 SH       SOLE    NONE       6,871 0          0
APACHE CORP                      COM              037411105      215        2,345 SH       SOLE    NONE       2,345 0          0
APPLE INC                        COM              037833100  327,190    1,765,253 SH       SOLE    NONE   1,667,777 0     97,476
APPLIED MATLS INC                COM              038222105      747       55,831 SH       SOLE    NONE      55,387 0        444
BANK OF NEW YORK MELLON CORP     COM              064058100    5,276      181,987 SH       SOLE    NONE     177,472 0      4,515
BAXTER INTL INC                  COM              071813109      308        5,400 SH       SOLE    NONE           0 0      5,400
BEACON POWER CORP                COM              073677106       32       45,095 SH       SOLE    NONE      45,095 0          0
BERKSHIRE HATHAWAY INC DEL       CL A             084670108      808            8 SH       SOLE    NONE           7 0          1
BERKSHIRE HATHAWAY INC DEL       CL B             084670207      778          234 SH       SOLE    NONE         234 0          0
BOEING CO                        COM              097023105      271        5,000 SH       SOLE    NONE       5,000 0          0
BP PLC                           SPONSORED ADR    055622104    3,786       71,121 SH       SOLE    NONE      59,631 0     11,490
BRISTOL MYERS SQUIBB CO          COM              110122108      771       34,237 SH       SOLE    NONE      12,200 0     22,037
CELGENE CORP                     COM              151020104  193,920    3,469,053 SH       SOLE    NONE   3,326,534 0    142,519
CHEVRON CORP NEW                 COM              166764100    2,073       29,432 SH       SOLE    NONE      27,028 0      2,404
CHUBB CORP                       COM              171232101      462        9,168 SH       SOLE    NONE       9,168 0          0
CHURCH & DWIGHT INC              COM              171340102      932       16,425 SH       SOLE    NONE      16,425 0          0
CINCINNATI FINL CORP             COM              172062101      234        9,012 SH       SOLE    NONE       9,012 0          0
CISCO SYS INC                    COM              17275R102   12,971      551,010 SH       SOLE    NONE     523,414 0     27,596
CME GROUP INC                    COM              12572Q105  357,361    1,159,549 SH       SOLE    NONE   1,100,227 0     59,322
COCA COLA CO                     COM              191216100    4,028       75,001 SH       SOLE    NONE      49,296 0     25,705
COGNIZANT TECHNOLOGY SOLUTIO     CL A             192446102  374,614    9,689,976 SH       SOLE    NONE   9,129,089 0    560,887
COLGATE PALMOLIVE CO             COM              194162103   89,784    1,177,027 SH       SOLE    NONE   1,155,837 0     21,190
COMCAST CORP NEW                 CL A SPL         20030N200      250       15,572 SH       SOLE    NONE      15,572 0          0
COMERICA INC                     COM              200340107      340       11,447 SH       SOLE    NONE       5,222 0      6,225
COSTCO WHSL CORP NEW             COM              22160K105      317        5,625 SH       SOLE    NONE       5,625 0          0
COVANCE INC                      COM              222816100  198,836    3,671,941 SH       SOLE    NONE   3,517,644 0    154,297
CROWN CASTLE INTL CORP           COM              228227104      220        7,000 SH       SOLE    NONE       5,000 0      2,000
CRUCELL N V                      SPONSORED ADR    228769105    1,442       63,000 SH       SOLE    NONE      61,700 0      1,300
CVS CAREMARK CORPORATION         COM              126650100  262,490    7,344,440 SH       SOLE    NONE   7,004,020 0    340,420
DISNEY WALT CO                   COM DISNEY       254687106      603       21,966 SH       SOLE    NONE      13,150 0      8,816
DUKE ENERGY CORP NEW             COM              26441C105      368       23,404 SH       SOLE    NONE      19,208 0      4,196
E M C CORP MASS                  COM              268648102      178       10,450 SH       SOLE    NONE      10,450 0          0
EATON VANCE TX ADV GLBL DIV      COM              27828S101      142       10,800 SH       SOLE    NONE      10,800 0          0
ELECTRONIC ARTS INC              COM              285512109  178,478    9,368,905 SH       SOLE    NONE   8,951,618 0    417,287
EMERSON ELEC CO                  COM              291011104    1,442       35,974 SH       SOLE    NONE      19,350 0     16,624
EQUIFAX INC                      COM              294429105    1,240       42,568 SH       SOLE    NONE      31,436 0     11,132
EXXON MOBIL CORP                 COM              30231G102   19,471      283,795 SH       SOLE    NONE     248,250 0     35,545
FIRST SOLAR INC                  COM              336433107  249,004    1,628,967 SH       SOLE    NONE   1,545,583 0     83,384
FPL GROUP INC                    COM              302571104      497        9,000 SH       SOLE    NONE       7,500 0      1,500
FREEPORT-MCMORAN COPPER & GO     COM              35671D857    1,235       17,995 SH       SOLE    NONE      17,995 0          0
GENERAL ELECTRIC CO              COM              369604103      378       23,030 SH       SOLE    NONE      13,075 0      9,955
GENERAL MLS INC                  COM              370334104      443        6,880 SH       SOLE    NONE       2,550 0      4,330
GENZYME CORP                     COM              372917104  259,078    4,566,863 SH       SOLE    NONE   4,361,059 0    205,804
GILEAD SCIENCES INC              COM              375558103  317,432    6,826,487 SH       SOLE    NONE   6,436,546 0    389,941
HEWLETT PACKARD CO               COM              428236103    1,209       25,600 SH       SOLE    NONE      25,600 0          0
HOME DEPOT INC                   COM              437076102      596       22,355 SH       SOLE    NONE      22,355 0          0
HSBC HLDGS PLC                   ADR A 1/40PF A   404280604      280       13,000 SH       SOLE    NONE      13,000 0          0
ILLINOIS TOOL WKS INC            COM              452308109      335        7,850 SH       SOLE    NONE       7,850 0          0
INTEL CORP                       COM              458140100      386       19,720 SH       SOLE    NONE      19,720 0          0
INTERNATIONAL BUSINESS MACHS     COM              459200101    2,008       16,792 SH       SOLE    NONE      13,386 0      3,406
INTUITIVE SURGICAL INC           COM NEW          46120E602    2,846       10,854 SH       SOLE    NONE      10,854 0          0
ISHARES TR INDEX                 DJ SEL DIV INX   464287168    2,499       60,553 SH       SOLE    NONE      60,553 0          0
JPMORGAN CHASE & CO              COM              46625H100    1,779       40,603 SH       SOLE    NONE      24,034 0     16,569
JOHNSON CTLS INC                 COM              478366107      211        8,250 SH       SOLE    NONE       8,250 0          0
JOHNSON & JOHNSON                COM              478160104   10,238      168,132 SH       SOLE    NONE     152,792 0     15,340
KELLOGG CO                       COM              487836108      568       11,540 SH       SOLE    NONE       7,800 0      3,740
KIMBERLY CLARK CORP              COM              494368103      268        4,536 SH       SOLE    NONE           0 0      4,536
KINDER MORGAN ENERGY PARTNER     UT LTD PARTNER   494550106    4,459       82,550 SH       SOLE    NONE      82,550 0          0
KRAFT FOODS INC                  CL A             50075N104      434       16,528 SH       SOLE    NONE       6,598 0      9,930
L-3 COMMUNICATIONS HLDGS INC     COM              502424104      200        2,491 SH       SOLE    NONE       2,491 0          0
LAS VEGAS SANDS CORP             COM              517834107      365       21,700 SH       SOLE    NONE      14,500 0      7,200
LIBERTY MEDIA CORP NEW           INT COM SER A    53071M104      222       20,259 SH       SOLE    NONE      20,259 0          0
LILLY ELI & CO                   COM              532457108      333       10,088 SH       SOLE    NONE       6,000 0      4,088
LOWES COS INC                    COM              548661107      260       12,425 SH       SOLE    NONE      12,425 0          0
MICROSOFT CORP                   COM              594918104    1,035       40,237 SH       SOLE    NONE      37,437 0      2,800
MONSANTO CO NEW                  COM              61166W101  296,234    3,827,311 SH       SOLE    NONE   3,617,835 0    209,476
NATIONAL OILWELL VARCO INC       COM              637071101  333,265    7,726,994 SH       SOLE    NONE   7,303,119 0    423,875
NOBLE ENERGY INC                 COM              655044105      542        8,220 SH       SOLE    NONE       8,220 0          0
OCCIDENTAL PETE CORP DEL         COM              674599105      216        2,750 SH       SOLE    NONE       2,750 0          0
PNC FINL SVCS GROUP INC          COM              693475105      224        4,600 SH       SOLE    NONE       2,800 0      1,800
PAYCHEX INC                      COM              704326107    2,204       75,853 SH       SOLE    NONE      62,815 0     13,038
PEPSICO INC                      COM              713448108    9,462      161,308 SH       SOLE    NONE     141,798 0     19,510
PFIZER INC                       COM              717081103    2,782      168,089 SH       SOLE    NONE     145,824 0     22,265
PHILIP MORRIS INTL INC           COM              718172109    1,169       23,986 SH       SOLE    NONE       9,636 0     14,350
POWERSHARES GLOBAL ETF TRUST     AGG PFD PORT     73936T565      230       17,000 SH       SOLE    NONE      12,000 0      5,000
PPG INDS INC                     COM              693506107      201        3,450 SH       SOLE    NONE       3,450 0          0
PRAXAIR INC                      COM              74005P104  149,859    1,834,488 SH       SOLE    NONE   1,808,682 0     25,806
PROCTER & GAMBLE CO              COM              742718109    2,857       49,333 SH       SOLE    NONE      18,097 0     31,236
PROSHARES TR                     PSHS ULSHT 7-10Y 74347R313      525       10,000 SH       SOLE    NONE      10,000 0          0
PROSHARES TR                     PSHS ULTSH 20YRS 74347R297      445       10,100 SH       SOLE    NONE      10,100 0          0
PROSHARES TR                     PSHS ULTSHRT QQQ 74347R875      230       10,000 SH       SOLE    NONE      10,000 0          0
PROSHARES TR                     PSHS ULTRSHT O&G 74347R586      508       35,000 SH       SOLE    NONE      35,000 0          0
PROSHARES TR                     PSHS ULTASH DW30 74347R867      352       10,000 SH       SOLE    NONE      10,000 0          0
QUALCOMM INC                     COM              747525103  354,010    7,870,390 SH       SOLE    NONE   7,445,582 0    424,808
QUANTA SVCS INC                  COM              74762E102  293,397   13,257,864 SH       SOLE    NONE  12,528,036 0    729,828
REGENCY CTRS CORP                COM              758849103    1,371       37,000 SH       SOLE    NONE      37,000 0          0
RESEARCH IN MOTION LTD           COM              760975102  408,407    6,038,851 SH       SOLE    NONE   5,721,836 0    317,015
ROYAL DUTCH SHELL PLC            SPONS ADR A      780259206      971       16,980 SH       SOLE    NONE       7,100 0      9,880
SCHLUMBERGER LTD                 COM              806857108    1,305       21,894 SH       SOLE    NONE      18,050 0      3,844
SCHWAB CHARLES CORP NEW          COM              808513105  210,671   11,001,104 SH       SOLE    NONE  10,534,052 0    467,052
SEAGATE TECHNOLOGY               SHS              G7945J104      161       10,575 SH       SOLE    NONE      10,575 0          0
SELECT SECTOR SPDR TR            SBI INT-UTILS    81369Y886    4,470      152,400 SH       SOLE    NONE     152,400 0          0
SMUCKER J M CO                   COM NEW          832696405      481        9,082 SH       SOLE    NONE       1,168 0      7,914
SPDR TR                          UNIT SER 1       78462F103    1,367       12,948 SH       SOLE    NONE      12,948 0          0
STATE STR CORP                   COM              857477103  277,495    5,275,562 SH       SOLE    NONE   5,006,349 0    269,213
THERMO FISHER SCIENTIFIC INC     COM              883556102   31,459      720,384 SH       SOLE    NONE     580,533 0    139,851
TYCO INTERNATIONAL LTD           SHS              H89128104      234        6,789 SH       SOLE    NONE       6,789 0          0
UNILEVER N V                     N Y SHS NEW      904784709      278        9,639 SH       SOLE    NONE       9,639 0          0
UNITEDHEALTH GROUP INC           COM              91324P102      214        8,530 SH       SOLE    NONE       8,530 0          0
VERIZON COMMUNICATIONS INC       COM              92343V104      881       29,094 SH       SOLE    NONE      20,840 0      8,254
VISA INC                         COM CL A         92826C839  147,218    2,130,201 SH       SOLE    NONE   2,047,212 0     82,989
VODAFONE GROUP PLC NEW           SPONS ADR NEW    92857W209    4,907      218,073 SH       SOLE    NONE     185,371 0     32,702
WALGREEN CO                      COM              931422109    1,093       29,180 SH       SOLE    NONE         300 0     28,880
WEATHERFORD INTERNATIONAL LT     REG              H27013103      269       12,980 SH       SOLE    NONE      12,980 0          0
WINDSTREAM CORP                  COM              97381W104      137       13,515 SH       SOLE    NONE      11,241 0      2,274
WYETH                            COM              983024100      855       17,610 SH       SOLE    NONE      11,330 0      6,280

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